DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Current assets	$ 51	$ 5,370
Non-current assets	0	611
Liabilities
Current liabilities	$ (138)	$ (704)